20. Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2016
Regulatory Capital Requirements [Abstract]
Regulatory capital ratios
					Minimum
			Minimum		To Be Well
			For Capital		Capitalized Under
			Adequacy		Prompt Corrective
	Actual		Purposes:		Action Provisions(1):
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
December 31, 2016

Common equity tier 1 capital
(to risk-weighted assets)
Company	$55,690	12.34%	$20,304	4.50%	N/A	N/A
Bank	$55,120	12.23%	$20,274	4.50%	$29,285	6.50%

Tier 1 capital (to risk-weighted assets)
Company	$55,690	12.34%	$27,072	6.00%	N/A	N/A
Bank	$55,120	12.23%	$27,032	6.00%	$36,043	8.00%

Total capital (to risk-weighted assets)
Company	$61,012	13.52%	$36,096	8.00%	N/A	N/A
Bank	$60,443	13.42%	$36,043	8.00%	$45,054	10.00%

Tier 1 capital (to average assets)
Company	$55,690	9.17%	$24,305	4.00%	N/A	N/A
Bank	$55,120	9.08%	$24,281	4.00%	$30,351	5.00%

December 31, 2015

Common equity tier 1 capital
(to risk-weighted assets)
Company	$52,555	12.38%	$19,100	4.50%	N/A	N/A
Bank	$52,000	12.27%	$19,072	4.50%	$27,549	6.50%

Tier 1 capital (to risk-weighted assets)
Company	$52,555	12.38%	$25,467	6.00%	N/A	N/A
Bank	$52,000	12.27%	$25,430	6.00%	$33,906	8.00%

Total capital (to risk-weighted assets)
Company	$57,610	13.57%	$33,956	8.00%	N/A	N/A
Bank	$57,056	13.46%	$33,906	8.00%	$42,383	10.00%

Tier 1 capital (to average assets)
Company	$52,555	9.01%	$23,324	4.00%	N/A	N/A
Bank	$52,000	8.93%	$23,301	4.00%	$29,126	5.00%